Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund II
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2018